OPERATING SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 8: — OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess their performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows:

1.	Solutions segment. Freightos provides software tools and data to help the freight industry participants automate their pricing, sales, and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.
2.	Platform segment. Freightos provides digitized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

NOTE 8: — OPERATING SEGMENTS (continued)

b.	The following table presents revenue and operating loss per segment:

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2023 (unaudited)
Subscriptions	$6,179	$—	$—	$6,179
SaaS-related professional services	272	—	—	272
Transactional Platforms fees	—	3,465	—	3,465
Total revenue	6,451	3,465	—	9,916
Operating income (loss)	$1,324	$(5,936)	$(59,254)	$(63,866)
For the period of six months ended June 30, 2022 (unaudited)
Subscriptions	$5,864	$—	$—	$5,864
SaaS-related professional services	615	—	—	615
Transactional Platforms fees	—	3,069	—	3,069
Total revenue	6,479	3,069	—	9,548
Operating income (loss)	$871	$(4,927)	$(5,993)	$(10,049)

Unallocated includes corporate expenses and share-based compensation.

For the periods of six months ended June 30, 2023 and 2022, no single Solutions customer or Platform user accounted for 10% or more of the Company’s consolidated income.

c.	The Company’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the period of six months ended June 30, 2023 (unaudited)
Europe	$2,465	$—	$2,465
Hong Kong	236	1,541	1,777
United States	3,337	1,165	4,502
Other	413	759	1,172
	$6,451	$3,465	$9,916

	Solutions	Platform	Total
For the period of six months ended June 30, 2022 (unaudited)
Europe	$2,524	$—	$2,524
Hong Kong	161	3,069	3,230
United States	3,459	—	3,459
Other	335	—	335
	$6,479	$3,069	$9,548

The Company’s revenue from its Solutions segment is classified based on the location of the customers.

The Company’s revenue from its Platform segment is classified to its business in Hong Kong except for revenue earned by Clearit or 7LFreight which is classified based on the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Company’s services.

As of June 30, 2023, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada due to the purchase of digital customs brokerage business assets and in the US, Hong Kong, Israel, and Spain. As of December 31, 2022, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada and US due to acquisitions (see note 1) and also in Israel, Hong Kong and Spain.

NOTE 20: — OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows:

1.

Solutions segment.     Freightos provides software tools and data to help the industry participants automate their pricing, sales and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.

NOTE 20: — OPERATING SEGMENTS (continued)

2.

Platform segment.     Freightos provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform. In 2022, the Platform segment revenue includes also the transactional type revenue from digital customs brokerage services provided by Clearit (see Note 5).

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents revenue and operating loss per segments:

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2022
Subscriptions	$11,674	$—	$—	$11,674
SaaS related professional services	754	—	—	754
Transactional Platforms fees	—	6,657	—	6,657
Total revenue	12,428	6,657	—	19,085
Operating profit (loss)	$2,261	$(10,250)	$(16,283)	$(24,272)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2021
Subscriptions	$7,259	$—	$—	$7,259
SaaS related professional services	574	—	—	574
Transactional Platforms fees	—	3,284	—	3,284
Total revenue	7,833	3,284	—	11,117
Operating loss	$(667)	$(10,231)	$(5,450)	$(16,348)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2020
Subscriptions	$5,900	$—	$—	$5,900
SaaS related professional services	521	—	—	521
Transactional Platforms fees	—	2,088	—	2,088
Total revenue	6,421	2,088	—	8,509
Operating loss	$(451)	$(8,784)	$(4,699)	$(13,934)

Unallocated includes corporate expenses (including in 2022 transaction-related costs and costs associated with the Group Restructuring, see Note 1) and share-based compensation.

For the years ended December 31, 2022, 2021 and 2020, no single Solutions customer or Platform user accounted for 10% or more of the Group’s consolidated income.

NOTE 20: — OPERATING SEGMENTS (continued)

c.	The Group’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the year ended December 31, 2022
Europe	$4,618	$—	$4,618
Hong Kong	460	3,441	3,901
United States	6,449	1,939	8,388
Other	901	1,277	2,178
	$12,428	$6,657	$19,085

	Solutions	Platform	Total
For the year ended December 31, 2021
Europe	$4,322	$—	$4,322
Hong Kong	198	3,284	3,482
United States	2,725	—	2,725
Other	588	—	588
	$7,833	$3,284	$11,117

	Solutions	Platform	Total
For the year ended December 31, 2020
Europe	$3,724	$—	$3,724
Hong Kong	234	2,088	2,322
United States	1,952	—	1,952
Other	511	—	511
	$6,421	$2,088	$8,509

The Group’s revenue from its Solutions segment is classified based on the location of the customers.

The Group’s revenue from its Platform segment is classified to its business in Hong Kong, except for revenue earned by Clearit or 7LFreight which is classified based on the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Company’s services.

As of December 31, 2022, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada and US due to acquisitions (see note 5) and also in Israel, Hong Kong and Spain. As of December 31, 2021 the carrying amounts of non-current assets are mainly in the US due to the acquisition of 7LFreight (see Note 5b) and also in Israel, Hong Kong, and Spain.